Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 164	$ 131
Short-term deposits	4	75
Cash and cash equivalents	168	206
Bank overdrafts	(110)	(89)
Cash flows, cash and cash equivalents	$ 58	$ 117	$ 1,098	$ 55